Significant Accounting Policies (Details) - Schedule of Preferred Stock and Common Stock Equivalents - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents	$ 654,191	$ 12,322,596	$ 10,447,903
Convertible Debt [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents		11,034,773	8,230,248
Make-Whole Liability [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents	32,500	32,500	795,470
Warrants [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents	621,691	604,282	771,144
Preferred Stock [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents		$ 651,041	$ 651,041